UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT FUND, INC. - USAA INTERMEDIATE-TERM FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2004


[LOGO OF USAA]
   USAA(R)

                      USAA INTERMEDIATE-TERM Fund

                                      [GRAPHIC OF INTERMEDIATE-TERM FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
   DECEMBER 31, 2004                              USAA National Tax-Exempt Funds

                                                                      (Form N-Q)
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USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from SunTrust Bank.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies:
                     Fannie Mae, FHA Insured Mortgage Nursing Home, Government National Mortgage Association, or Texas Permanent School Fund.

              (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., AXA Reinsurance Group, College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.
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USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP    Certificate of Participation

              EDC    Economic Development Corp.

              ETM    Escrowed to final maturity

              GAN    Grant Anticipation Note

              GO     General Obligation

              IDA    Industrial Development Authority/Agency

              IDB    Industrial Development Board

              IDC    Industrial Development Corp.

              IDRB   Industrial Development Revenue Bond

              ISD    Independent School District

              MFH    Multifamily Housing

              MLO    Municipal Lease Obligation

              PCRB   Pollution Control Revenue Bond

              PRE    Prerefunded to a date prior to maturity

              RB     Revenue Bond

              SAVRS  Select Auction Variable Rate Securities

              USD    Unified School District
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                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                FIXED-RATE INSTRUMENTS (84.1%)

                ALABAMA (0.9%)
                Montgomery BMC Special Care Facilities Financing Auth. RB,
    $ 2,155       Series 1998B (ETM) (INS)                                                  4.88%      11/15/2018     $    2,296
        345       Series 1998B (INS)                                                        4.88       11/15/2018            357
     14,745       Series 2004B, 5.00%, 11/15/2007 (INS)                                     4.67(b)    11/15/2021         13,191
      5,000     Prattville IDB PCRB, Series 1998                                            5.15        9/01/2013          5,368
      2,000     Univ. of Alabama at Birmingham Hospital RB, Series 2000A (INS)              5.75        9/01/2020          2,235

                ALASKA (0.5%)
      7,650     Four Dam Pool Power Agency Electric RB, Series 2004A
                  (LOC - Dexia Credit Local)                                                5.00        7/01/2021          7,940
      2,805     Housing Finance Corp. Mortgage RB, Series 1997A-1                           5.50       12/01/2017          2,864
      3,750     North Slope Borough GO, Series 2003A (INS)                                  4.36(a)     6/30/2011          2,953

                ARIZONA (1.8%)
                Health Facilities Auth. RB,
      1,170       Series 2004A                                                              4.50        4/01/2016          1,176
        425       Series 2004A                                                              5.00        4/01/2017            438
      1,150       Series 2004A                                                              4.75        4/01/2025          1,125
      4,500     Maricopa County Hospital RB, Series 1997                                    6.13        4/01/2018          4,752
      4,000     Pima County USD No. 1 Tucson GO (INS)                                       4.63        7/01/2013          4,304
      4,000     Pima County USD No. 1 Tucson GO (INS)                                       4.75        7/01/2014          4,307
      8,000     School Facilities Board COP, Series 2004B (INS)                             5.25        9/01/2017          8,886
     11,210     School Facilities Board RB, Series 2002                                     5.25        7/01/2017         12,430
     10,700     State Transportation Board Highway RB, Series 2004B                         5.00        7/01/2020         11,535

                ARKANSAS (0.2%)
      2,705     Little Rock Capital Improvement RB, Series 1998A                            5.70        1/01/2018          2,834
      3,000     Springdale Sales and Use Tax RB, Series 2004 (INS)                          4.00        7/01/2016          3,074

                CALIFORNIA (8.2%)
                Foothill/Eastern Transportation Corridor Agency RB,
     10,000       Series 1995A, 7.05%, 1/01/2005 (ETM)                                      6.87(b)     1/01/2010         11,888
     15,000       Series 1995A, 7.10%, 1/01/2005 (PRE)                                      7.10(b)     1/01/2011         18,126
      9,085       Series 1995A, 7.15%, 1/01/2005 (PRE)                                      6.82(b)     1/01/2013         10,999
                Golden State Tobacco Securitization Corp. RB
                  (State Appropriation Enhanced),
      5,000       Series B                                                                  5.38        6/01/2017          5,151
      3,000       Series B                                                                  5.50        6/01/2018          3,136
      6,000     Los Angeles USD GO, Series 2003A (INS)                                      5.25        7/01/2019          6,592
                Modesto Irrigation District COP,
      3,320       Series 1999A (INS)                                                        5.64(a)     7/01/2017          1,811
      3,325       Series 1999A (INS)                                                        5.69(a)     7/01/2018          1,708
      5,000     Public Works Board RB (MLO), Series 2003C                                   5.50        6/01/2019          5,536
                Sacramento Cogeneration Auth. RB,
      1,800       Series 1995 (PRE)                                                         6.38        7/01/2010          1,875
      1,500       Series 1995                                                               6.38        7/01/2010          1,551
                San Joaquin Hills Transportation Corridor Agency Senior Lien RB,
      3,525       Series 1993 (ETM)                                                         7.35        1/01/2005          3,525
      8,305       Series 1993 (ETM)                                                         7.40        1/01/2006          8,742
      5,000       Series 1993 (ETM)                                                         7.40        1/01/2007          5,515
     16,795       Series 1993 (ETM)                                                         7.45        1/01/2008         19,365
      4,860     San Jose MFH RB, Series 1992A                                               4.95        4/01/2012          5,051
      2,175     Semitropic Improvement District Water Banking RB, Series 2004A (INS)        5.25       12/01/2018          2,421
     10,000     State Department Water Resources Water System RB, Series AC (INS)(e)        5.00       12/01/2023         10,664

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                State Department Water Resources Power Supply RB,
    $15,000       Series 2002A (INS)                                                        5.50%       5/01/2016     $   16,908
      7,000       Series 2002A (INS)                                                        5.38        5/01/2017          7,769
      3,000       Series X (INS)                                                            5.50       12/01/2016          3,490
     15,000     State Economic Recovery GO, Series 2004A (INS)                              5.00        7/01/2016         16,146
      3,000     State Economic Recovery RB, Series 2004A (INS)                              5.25        7/01/2014          3,412
     15,000     State GO                                                                    5.00        4/01/2011         16,504
     20,000     State GO                                                                    5.00       12/01/2015         21,896
      1,245     State Systemwide Univ. RB, Series 2002A (INS)                               5.50       11/01/2015          1,403
                Univ. of California RB,
      3,500       Series 2003A (INS)                                                        5.13        5/15/2016          3,844
      5,000       Series 2004A (INS)                                                        5.00        5/15/2021          5,333

                COLORADO (1.2%)
      5,000     Adams County PCRB, Series 1999 (INS)                                        5.10        1/01/2019          5,403
                Arapahoe County School District No. 6 GO,
      2,000       Series 2002 (INS)                                                         5.25       12/01/2018          2,202
      2,585       Series 2002 (INS)                                                         5.25       12/01/2019          2,839
      2,000       Series 2002 (INS)                                                         5.25       12/01/2020          2,191
      2,000       Series 2002 (INS)                                                         5.25       12/01/2021          2,182
                Denver Health and Hospital Auth. Healthcare RB,
      1,000       Series 1998A                                                              5.20       12/01/2012          1,038
        635       Series 1998A                                                              5.25       12/01/2013            658
      2,200       Series 1998A                                                              5.38       12/01/2018          2,252
      2,400       Series 2001A                                                              6.25       12/01/2016          2,629
                Douglas County School District No. RE1 GO,
      1,310       Series 2004 (INS)                                                         5.75       12/15/2015          1,535
      1,000       Series 2004 (INS)                                                         5.75       12/15/2016          1,168
      2,250     Jefferson County School District No. R-1 GO, Series 2004 (INS)              5.00       12/15/2024          2,385
                Pueblo School District No. 60 GO,
      2,000       Series 2002 (INS)                                                         5.25       12/15/2017          2,211
      2,140       Series 2002 (INS)                                                         5.25       12/15/2020          2,345

                CONNECTICUT (2.0%)
                Mashantucket (Western) Pequot Tribe RB,
      4,960       Series 1996A (PRE)(d)                                                     6.40        9/01/2011          5,463
     10,780       Series 1996A(d)                                                           6.40        9/01/2011         11,475
      1,000       Series 1997B(d)                                                           5.60        9/01/2009          1,083
      4,400       Series 1997B(d)                                                           5.70        9/01/2012          4,714
     16,500       Series 1997B(d)                                                           5.75        9/01/2018         17,345
                State GO,
      3,000       Series 2001D (PRE)                                                        5.13       11/15/2015          3,331
      3,000       Series 2003A                                                              5.00        4/15/2018          3,233
      4,180       Series 2003E (INS)                                                        5.00        8/15/2019          4,503
      2,000       Series 2003E (INS)                                                        5.00        8/15/2020          2,144

                DELAWARE (0.4%)
                Health Facilities Auth. RB,
      1,495       Series 2002A (INS)                                                        4.80        5/01/2017          1,540
      1,830       Series 2002A (INS)                                                        4.90        5/01/2018          1,887
      1,000       Series 2002A (INS)                                                        5.00        5/01/2019          1,037
      1,515       Series 2002A (INS)                                                        5.05        5/01/2020          1,569
                Municipal Electric Corp. RB,
      1,010       Series 2001 (INS)                                                         5.25        7/01/2013          1,118
      1,460       Series 2001 (INS)                                                         5.25        7/01/2017          1,607
      1,580       Series 2001 (INS)                                                         5.25        7/01/2018          1,736

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA (1.9%)
    $30,000     Convention Center Auth. RB, Series 1998 (INS)(f)                            5.00%      10/01/2018     $   32,027
                GO,
      3,870       Series 1994A-3                                                            5.50        6/01/2006          4,029
          5       Series 2001E                                                              5.75        6/01/2005              5
        810       Series 2001E                                                              5.75        6/01/2006            821
      2,405     Metropolitan Airport Auth. RB, Series B (INS)                               5.25       10/01/2016          2,649
                RB,
      4,560       Series 1999 (INS)                                                         6.20        7/01/2019          4,943
      6,000       Series 1999A (INS)                                                        5.00        1/01/2019          6,386

                FLORIDA (2.3%)
      1,340     Clay County Development Auth. IDRB, Series 2002                             3.95        3/01/2011          1,389
                Dade County RB,
      7,905       Series 1996B (INS)                                                        6.00(a)    10/01/2011          6,003
      8,610       Series 1996B (INS)                                                        6.10(a)    10/01/2012          6,084
      8,760       Series 1996B (PRE) (INS)                                                  6.20(a)    10/01/2013          6,072
      7,500     Escambia County Health Facilities RB, Series 2003A
                  (Ascension Health Credit)                                                 5.25       11/15/2014          8,315
      3,000     Hillsborough County School Board COP, Series 2004A                          5.25        7/01/2017          3,402
      3,700     Jacksonville Economic Development Commission IDRB, Series 2002              4.00        3/01/2011          3,799
      3,305     Miami Beach Health Facilities Auth. Hospital RB, Series 2001A               6.13       11/15/2011          3,425
                Miami Dade County Stormwater Utility RB,
      1,670       Series 2004 (INS)                                                         5.00        4/01/2022          1,787
      2,805       Series 2004 (INS)                                                         5.00        4/01/2023          2,986
      2,750     Osceola County Transportation Improvement RB, Series 2004 (INS)             5.00        4/01/2016          3,011
      7,450     Palm Beach County Health Facilities Auth. RB, Series 2002 (INS)             5.00       12/01/2021          7,757
                Palm Beach County School Board COP (MLO),
      2,000       Series 2002D (INS)                                                        5.25        8/01/2017          2,198
      1,500       Series 2002D (INS)                                                        5.25        8/01/2018          1,643
                Tampa Bay Water Utility System RB,
      2,035       Series 2004 (INS)                                                         5.25       10/01/2018          2,322
      1,000       Series 2004 (INS)                                                         5.25       10/01/2019          1,141

                GEORGIA (0.2%)
      5,000     Savannah Hospital Auth. Candler Health Systems RB, Series 1998B (INS)       5.00        7/01/2018          5,271

                HAWAII (0.2%)
      5,000     Housing Finance and Development Corp. RB, Series 1997B                      5.45        7/01/2017          5,108

                IDAHO (0.1%)
      1,000     Health Facilities Auth. RB, Series 1998                                     5.25        5/01/2014          1,031
      1,000     Univ. of Idaho RB, Series 2003 (INS)                                        4.75        4/01/2022          1,033

                ILLINOIS (6.1%)
                Channahon Tax Increment RB,
      2,005       Series 2000                                                               6.25        1/01/2010          2,052
      6,040       Series 2000                                                               6.88        1/01/2020          6,290
     29,925     Chicago School Board GO, Series 1999A (INS)                                 4.82(a)    12/01/2013         20,769
      5,000     Chicago Special Assessment Improvement Bonds,
                  Series 2002 (Lakeshore East Project)                                      6.63       12/01/2022          5,189
      2,000     Chicago Water Senior Lien RB, Series 2001 (PRE)                             5.00       11/01/2019          2,226
                Chicago-O'Hare International Airport RB,
     21,235       Series 1994A (INS)(f)                                                     6.20        1/01/2007         21,672
      2,170       Series 2001B (INS)                                                        5.50        1/01/2014          2,423
      7,460     Cook County Forest Preserve District GO, Series 1996 (PRE) (INS)            5.80       11/01/2016          8,011
      4,870     Development Finance Auth. RB, Series 1995                                   7.00        3/01/2007          4,934

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                Health Facilities Auth. RB,
    $ 4,290       Series 1992 (Mercy Hospital)                                              7.00%       1/01/2007     $    3,533
      1,670       Series 1996 (Mercy Hospital)                                              6.00        1/01/2006          1,408
      7,815       Series 1996 (Mercy Hospital)                                              6.38        1/01/2015          6,326
      5,000       Series 1996A (Riverside Medical Center)                                   6.00       11/15/2015          5,231
      1,000       Series 1998 (Centegra Health System)                                      5.25        9/01/2013          1,041
      2,000       Series 1998 (Centegra Health System)                                      5.25        9/01/2014          2,069
      2,500       Series 1998 (Centegra Health System)                                      5.25        9/01/2018          2,553
     10,000       Series 1998A (Hospital Sisters Services, Inc.) (INS)                      5.00        6/01/2018         10,518
      4,250       Series 2000 (Riverside Medical Center) (PRE)                              6.80       11/15/2020          5,108
      3,000       Series 2001A (INS)                                                        5.00        2/15/2020          3,135
      8,050     Lake County Community Unit School District GO, Series 1999B (INS)           5.13(a)    12/01/2016          4,755
                Metropolitan Pier and Exposition Auth. RB,
      2,500       Series 2002B, 5.20%, 6/15/2012 (INS)                                      5.20(b)     6/15/2017          1,899
      2,500       Series 2002B, 5.30%, 6/15/2012 (INS)                                      5.30(b)     6/15/2018          1,905
      4,000       Series 2002B, 5.40%, 6/15/2012 (INS)                                      5.40(b)     6/15/2019          3,036
      4,735     Northern Illinios Univ. Auxiliary Facilities System RB,
                  Series 2001 (INS)                                                         4.88        4/01/2018          4,942
                Univ. of Illinois COP,
      5,820       Series 1999 (PRE) (INS)                                                   5.25        8/15/2015          6,519
      4,000       Series 1999 (PRE) (INS)                                                   5.25        8/15/2016          4,480
      7,815       Series 2001A (PRE) (INS)                                                  5.00        8/15/2020          8,683
      5,625     Village of Hodgkins Tax Increment RB, Series 2003B                          5.50       12/01/2013          5,628
     14,070     Will County Forest Preserve District GO, Series 1999B (INS)                 5.40(a)    12/01/2017          7,889

                INDIANA (2.2%)
      7,465     Bond Bank State Revolving Fund RB, Series 2000A                             5.50        8/01/2016          8,341
                Health Facility Financing Auth. RB,
      1,400       Series 1998 (Floyd Memorial Hospital)                                     5.25        2/15/2018          1,450
      5,000       Series 1999A (Sisters St. Francis) (INS)                                  5.15       11/01/2019          5,320
      6,000     Indianapolis Economic Development RB, Series 1996                           6.05        1/15/2010          6,485
                Municipal Power Agency Power Supply Systems RB,
      4,950       Series 2002B (INS)                                                        5.25        1/01/2017          5,448
      2,100       Series 2002B (INS)                                                        5.25        1/01/2018          2,304
      1,150     St. Joseph County Economic Development RB, Series 1997                      5.45        2/15/2017          1,175
      7,260     St. Joseph County Hospital Auth. RB, Series 1999                            5.75        2/15/2019          7,385
      7,110     Transportation Finance Auth. Highway RB (MLO), Series 2003A (PRE) (INS)     5.25        6/01/2017          8,063
     11,000     Univ. of Southern Indiana RB, Series 2001A (INS)                            5.00       10/01/2018         11,815

                IOWA (0.7%)
      5,500     Finance Auth. RB, Series 1998A (INS)                                        5.25        7/01/2015          5,957
      3,280     Higher Education Loan Auth. RB, Series 1995 (PRE) (INS)                     6.13       10/01/2016          3,444
      7,950     Marion County Commercial Development RB, Series 1999 (INS)                  5.95        1/01/2014          8,409

                LOUISIANA (2.5%)
                Local Government Environmental Facilities and Community
                  Development Auth. RB,
      2,150       Series 2002 (INS)                                                         5.25       12/01/2015          2,389
      2,260       Series 2002 (INS)                                                         5.25       12/01/2016          2,500
      2,355       Series 2002 (INS)                                                         5.25       12/01/2017          2,596
      7,000     New Orleans GO RB, Series 2002 (INS)                                        5.13        9/01/2021          7,471
      2,000     Office Facilities Corp. RB, Series 2003 (INS)                               5.25       11/01/2018          2,193
      6,825     Office Facilities Corp. RB (MLO), Series 2001 (INS)                         5.38        5/01/2018          7,572
      5,175     Offshore Terminal Auth. RB, Series 1998                                     5.20       10/01/2018          5,359

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                Orleans Levee District RB,
    $ 5,505       Series 1986 (INS)                                                         5.95%      11/01/2014     $    5,851
      5,700       Series 1986 (INS)                                                         5.95       11/01/2015          6,056
      7,015       Series A (INS)                                                            5.95       11/01/2010          7,458
      9,000     Plaquemines Port, Harbor, and Terminal District RB, Series 1985C            5.00        9/01/2007          9,017
        795     Public Facilities Auth. RB, Series 1997B                                    5.63        8/01/2017            838
      4,450     St. Martin Parish IDRB, Series 2004                                         4.35       10/01/2012          4,587
      3,955     St. Tammany Parish Hospital Service District No. 1 RB,
                  Series 1998 (INS)                                                         5.00        7/01/2018          4,043

                MAINE (0.1%)
      1,870     Housing Auth. RB, Series 2001A                                              5.35       11/15/2021          1,971
      1,500     Jay PCRB, Series 2004A                                                      4.85        5/01/2019          1,508
        500     Municipal Bond Bank RB, Series 2004C                                        5.00       11/01/2020            539

                MARYLAND (0.7%)
                Community Development Administration RB,
     12,705       1997 First Series                                                         5.60        4/01/2018         13,481
      5,145       Series 1996A                                                              5.88        7/01/2016          5,368

                MASSACHUSETTS (1.7%)
                Commonwealth GO,
      4,500       Series 2002B (PRE) (INS)                                                  5.50        3/01/2018          5,094
      7,775       Series 2002D (PRE) (INS)                                                  5.38        8/01/2021          8,765
      5,000       Series 2003D (PRE)                                                        5.25       10/01/2020          5,612
      3,420     Commonwealth RB, Series 2005A (INS)(e)                                      5.00        6/01/2023          3,635
      5,105     Federal Highway GAN, Series 2000A                                           5.75        6/15/2015          5,781
                Massachusetts Bay Transportation Auth. Assessment Bonds,
      1,500       Series 2004A                                                              5.25        7/01/2014          1,699
      1,000       Series 2004A (PRE)                                                        5.25        7/01/2015          1,142
      1,550       Series 2004A (PRE)                                                        5.25        7/01/2016          1,770
                Massachusetts Bay Transportation Auth. RB,
      5,000       Series 2003C                                                              5.25        7/01/2018          5,678
      3,000       Series 2003C                                                              5.25        7/01/2019          3,408
      3,215     Springfield GO, Series 2003 (INS)                                           5.25        1/15/2019          3,539

                MICHIGAN (1.4%)
      7,375     Detroit Building Auth. RB (MLO), Series 1996A
                  (LOC - Comerica Bank, N.A.)                                               6.15        2/01/2011          7,696
      4,000     Detroit Downtown Development Auth. Bond, Series 1998C (INS)                 5.00        7/01/2018          4,252
     15,000     Dickinson County EDC PCRB, Series 2004A                                     4.80       11/01/2018         15,153
      2,390     Higher Education Facilities Auth. RB, Series 1998                           5.35        6/01/2013          2,502
                Hospital Finance Auth. RB,
      5,000       Series 1995A (Genesys Health System) (PRE)                                7.50       10/01/2007          5,300
        100       Series 1996 (Central Michigan Hospital)                                   6.00       10/01/2005            102
        150       Series 1996 (Central Michigan Hospital)                                   6.10       10/01/2006            156
        160       Series 1996 (Central Michigan Hospital)                                   6.20       10/01/2007            169
      2,250       Series 1996 (Central Michigan Hospital)                                   6.25       10/01/2016          2,331

                MINNESOTA (1.4%)
     13,000     Cohasset PCRB, Series 2004                                                  4.95        7/01/2022         13,294
        530     Housing Finance Agency RB, Series 1997G                                     6.00        1/01/2018            546
      2,885     Maplewood Health Care Facility RB, Series 1996                              5.95       11/15/2006          2,888
      9,095     South St. Paul Hospital Facility RB, Series 1994                            6.75       11/01/2009          9,287

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                St.Paul Hospital RB,
    $ 4,000       Series 1997A                                                              5.70%      11/01/2015     $    4,027
      1,500       Series 1997B                                                              5.85       11/01/2017          1,515
      5,260     Washington County Hospital Facility RB, Series 1998                         5.38       11/15/2018          5,232

                MISSISSIPPI (1.2%)
     19,850     Hospital Equipment and Facilities Auth. RB, Series 2000                     6.35       12/01/2015         20,910
      1,500     Lincoln County Hospital RB, Series 1998B (INS)                              5.50        4/01/2018          1,602
      8,395     Union County Hospital RB, Series 1997                                       5.50        3/01/2009          9,214

                MISSOURI (0.2%)
      1,500     Health and Educational Facilities Auth. RB, Series 1997                     5.75        2/01/2017          1,562
      5,000     State Environmental Improvement and Energy Resources Auth.
                  RB, Series 1993                                                           4.00        1/02/2012          5,103

                MONTANA (0.1%)
      2,450     Health Facilities Auth. RB, Series 1996                                     6.38        6/01/2018          2,481

                NEBRASKA (0.5%)
                Investment Finance Auth. Hospital RB,
        620       Series 1997 (INS)                                                         5.30       11/15/2012            652
      2,000       Series 1997 (INS)                                                         5.45       11/15/2017          2,087
                Platte County Hospital Auth. No. 1 Hospital RB,
        500       Series 2000 (INS)                                                         5.50        5/01/2010            554
        500       Series 2000 (INS)                                                         5.55        5/01/2011            554
        500       Series 2000 (INS)                                                         5.65        5/01/2012            552
        500       Series 2000 (INS)                                                         5.75        5/01/2013            550
        500       Series 2000 (INS)                                                         5.90        5/01/2015            550
      3,500       Series 2000 (INS)                                                         6.05        5/01/2020          3,888
      3,500     Scotts Bluff County Hospital Auth. RB, Series 1998                          5.13       11/15/2019          3,622

                NEVADA (0.4%)
      5,000     Clark County Airport System Subordinate Lien RB, Series 2001B (INS)         5.25        7/01/2019          5,413
      1,000     Clark County Flood Control GO, Series 1998 (INS)                            4.50       11/01/2016          1,026
      6,040     Department of Business and Industry RB, Series 2000
                  (Las Vegas Monorail) (INS)                                                5.76(a)     1/01/2017          3,439
      2,000     Reno Hospital RB, Series 1998A (INS)                                        5.00        5/15/2018          2,107

                NEW HAMPSHIRE (0.2%)
      5,000     Business Finance Auth. PCRB, Series 1992A                                   5.85       12/01/2022          5,230

                NEW JERSEY (1.2%)
      6,150     Camden County Improvement Auth. RB, Series 1997                             5.88        2/15/2015          6,447
                Economic Development Auth. RB,
      2,000       Series 1997A                                                              5.75       12/01/2016          2,063
     13,500       Series 2004                                                               5.50        6/15/2024         14,013
      5,000       Series 2004A (INS)                                                        5.00        7/01/2022          5,317
      5,000     State Transport Trust Fund Auth. RB, Series 2004A (INS)                     5.25        6/15/2019          5,502

                NEW MEXICO (0.3%)
                Jicarilla Apache Nation RB,
      4,890       Series 2002A(d)                                                           5.00        9/01/2018          5,093
      3,250       Series 2002A(d)                                                           5.50        9/01/2023          3,480

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (16.9%)
    $ 7,000     Dormitory Auth. Lease RB (MLO), Court Facilities, Series 2003A              5.50%       5/15/2019     $    7,680
                Dormitory Auth. RB,
     12,560       Series 1998G (Northern General Hospital) (ETM)                            5.30        2/15/2019         13,647
     11,900       Series 2000C (Mt. Sinai Hospital)                                         5.50        7/01/2011         11,909
      3,975       Series 2002                                                               5.05        2/01/2022          4,201
      1,500       Series 2003A                                                              5.25        7/01/2013          1,666
      5,000       Series 2003A                                                              5.38        3/15/2018          5,511
      5,000       Series 2003A                                                              5.38        3/15/2019          5,497
      2,000       Series 2003A                                                              5.38        3/15/2022          2,183
      5,000       Series 2004A (Hospital Insured Mortgage) (INS)                            5.25        2/15/2014          5,592
      6,000     Dormitory Auth. RB, Bronx-Lebanon Hospital Center, Series 1998E             5.20        2/15/2015          6,306
                Dormitory Auth. RB, Brookdale Hospital,
      5,000       Series 1998J                                                              5.20        2/15/2015          5,255
      4,000       Series 1998J                                                              5.20        2/15/2016          4,192
      4,760       Series 1998J                                                              5.30        2/15/2017          4,997
                Dormitory Auth. RB, Department of Health,
      4,680       Series 2004                                                               5.00        7/01/2017          5,041
      3,205       Series 2004                                                               5.00        7/01/2018          3,437
      4,960       Series 2004                                                               5.00        7/01/2019          5,294
      5,420     Dormitory Auth. RB, Kateri Residence (LOC - Allied Irish Banks plc)         4.40        7/01/2016          5,483
      4,065     Dormitory Auth. RB, Lutheran Center at Poughkeepsie,
                  Series 1997 (LOC - Key Bank, N.A.)                                        6.00        7/01/2014          4,336
                Dormitory Auth. RB, Mental Health,
          5       Series 1997A (PRE)                                                        5.75        2/15/2010              6
      2,050       Series 1997A                                                              5.75        2/15/2010          2,211
          5       Series 1997A (PRE)                                                        5.75        2/15/2011              5
      1,995       Series 1997A                                                              5.75        2/15/2011          2,152
          5       Series 1997A (PRE)                                                        5.75        2/15/2012              5
      1,995       Series 1997A                                                              5.75        2/15/2012          2,152
         15       Series 1997B (PRE)                                                        5.75        2/15/2010             17
      2,445       Series 1997B                                                              5.75        2/15/2010          2,637
         25       Series 1997B (PRE)                                                        5.75        2/15/2012             27
      4,025       Series 1997B                                                              5.75        2/15/2012          4,342
         60       Series 1997B (PRE)                                                        5.50        8/15/2017             65
      4,615       Series 1997B                                                              5.50        8/15/2017          4,950
                Dormitory Auth. RB, New York City Univ.,
      5,500       1993 Series A                                                             5.75        7/01/2013          6,256
      3,550       1996 Series 2 (PRE)                                                       6.00        7/01/2009          3,820
      1,450       1996 Series 2                                                             6.00        7/01/2009          1,542
      1,250       1996 Series 2 (PRE)                                                       6.00        7/01/2010          1,345
        510       1996 Series 2                                                             6.00        7/01/2010            541
                Dormitory Auth. RB, State Univ.,
      1,000       Series 1995A (PRE)                                                        5.88        5/15/2007          1,035
      3,500       Series 1995A (PRE)                                                        6.00        5/15/2009          3,622
      2,250       Series 1995A (PRE)                                                        6.00        5/15/2010          2,329
      2,175       Series 1995A (PRE)                                                        6.00        5/15/2011          2,251
     14,120       Series 1996 (PRE)                                                         5.75        5/15/2013         15,081
      7,000       Series 1996 (PRE)                                                         5.75        5/15/2016          7,476
                Dormitory Auth. RB, Upstate Community Colleges,
      3,000       Series 1999A                                                              5.00        7/01/2019          3,122
      1,500       Series 2004B                                                              5.25        7/01/2015          1,655
      2,005       Series 2004B                                                              5.25        7/01/2016          2,202
      2,000       Series 2004B                                                              5.25        7/01/2017          2,185

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                East Rochester Housing Auth. RB,
    $ 4,380       Series 2002 (Jewish Home) (NBGA)                                          4.05%       2/15/2012     $    4,566
      2,000       Series 2002 (Jewish Home) (NBGA)                                          4.63        2/15/2017          2,092
      4,000       Series 2002A (St. Mary's Residence) (NBGA)                                3.75       12/20/2012          4,058
      2,500     Environmental Facilities Corp. State Personal Income Tax RB,
                  Series 2004A (INS)                                                        5.00       12/15/2023          2,656
                Housing Finance Agency Service Contract Obligation RB,
      1,450       Series 1995A (PRE)                                                        6.25        9/15/2010          1,582
        825       Series 1995A                                                              6.25        9/15/2010            863
        885       Series 1996A (PRE)                                                        6.00        9/15/2016            990
      3,340       Series A-2003 (PRE)                                                       6.00        9/15/2016          3,613
        195       Series A-2003                                                             6.00        9/15/2016            209
      3,000     Long Island Power Auth. Electric Systems RB, Series 2003B                   5.25        6/01/2014          3,323
                Medical Care Facilities Finance Agency RB,
      5,000       Series 1994A (PRE)                                                        6.40        2/15/2007          5,127
      5,000       Series 1994A (PRE)                                                        6.50        2/15/2008          5,127
      7,445       Series 1995A (Adult Day Care)                                             6.00       11/15/2010          7,813
      2,675       Series 1995A (Brookdale Hospital) (ETM)                                   6.70        2/15/2005          2,691
      2,750       Series 1995A (Brookdale Hospital) (PRE)                                   6.70        8/15/2005          2,821
      2,860       Series 1995A (Brookdale Hospital) (PRE)                                   6.75        2/15/2006          2,934
      2,940       Series 1995A (Brookdale Hospital) (PRE)                                   6.75        8/15/2006          3,016
      3,045       Series 1995A (Brookdale Hospital) (PRE)                                   6.80        2/15/2007          3,124
      3,130       Series 1995A (Brookdale Hospital) (PRE)                                   6.80        8/15/2007          3,211
      5,700       Series 1995A (Brookdale Hospital) (PRE)                                   6.80        8/15/2012          5,847
      8,950     Nassau County Interim Finance Auth. Bonds, Series 2000A (PRE) (INS)         4.75       11/15/2010          9,250
                New York City GO,
      3,095       Series 1996G (PRE)                                                        5.75        2/01/2010          3,261
      6,905       Series 1996G                                                              5.75        2/01/2010          7,276
      1,945       Series 1997I (PRE)                                                        6.00        4/15/2012          2,127
      3,055       Series 1997I                                                              6.00        4/15/2012          3,294
      5,000       Series 2002G                                                              5.63        8/01/2015          5,521
     10,000       Series 2002G                                                              5.75        8/01/2016         11,280
     26,625       Series 2003C                                                              5.50        8/01/2015         29,326
      5,000       Series 2003D                                                              5.25       10/15/2019          5,369
      7,000       Series 2003E                                                              5.25        8/01/2013          7,737
      6,000       Series 2004G                                                              5.25        8/01/2015          6,558
      7,500       Series 2005G                                                              5.00       12/01/2023          7,806
                New York City IDA Civic Facility RB,
      2,500       Series 2004A-1 (INS)                                                      3.05        7/01/2009          2,471
      2,175       Series 2004A-1 (INS)                                                      4.15        7/01/2014          2,170
      1,050       Series 2004A-1 (INS)                                                      4.75        7/01/2019          1,067
                New York City Municipal Water Finance Auth. RB,
      3,000       Series 2004B                                                              5.00        6/15/2019          3,221
     10,000       Series A                                                                  5.38        6/15/2017         11,103
                New York City Transitional Finance Auth. RB,
      5,000       Series 2002C (INS)                                                        5.25        8/01/2019          5,489
      3,000       Series 2004B                                                              5.25        8/01/2018          3,282
      6,740       Series 2004D-1                                                            5.00       11/01/2017          7,296
     20,000     Sales Tax Asset Receivable Corp. RB, Series 2004A (INS)                     5.00       10/15/2023         21,314
                Thruway Auth. RB,
      7,500       Series 1995 (PRE)                                                         6.00        4/01/2009          7,726
      2,150       Series 1995 (PRE)                                                         6.10        4/01/2010          2,215
      9,615       Series 2002A (INS)                                                        5.25        4/01/2015         10,574
      6,000       Series 2002A (INS)                                                        5.25        4/01/2016          6,564
      5,900       Series 2004B (INS)                                                        5.00        4/01/2017          6,431
     11,000     Tobacco Settlement Financing Corp. Asset-Backed RB, Series 2003B-1C         5.50        6/01/2018         12,120
      8,560     Urban Development Corp. RB, Series B (PRE) (INS)                            5.25        3/15/2017          9,738

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA (1.0%)
                Eastern Municipal Power Agency RB,
    $ 6,000       Series 2003A                                                              5.50%       1/01/2012     $    6,566
      4,885       Series F                                                                  5.50        1/01/2015          5,301
      1,830       Series F                                                                  5.50        1/01/2016          1,975
      1,000       Series F                                                                  5.50        1/01/2017          1,075
      2,400     Infrastructure Finance Corp. COP (MLO), Series A                            5.00        2/01/2017          2,584
      5,000     Municipal Power Agency No. 1 RB, Series 2003A                               5.50        1/01/2013          5,547
      4,000     Wake County Industrial Facilities PCRB, Series 2002                         5.38        2/01/2017          4,309

                OHIO (0.4%)
      4,000     Franklin County Development RB, Series 1999                                 5.80       10/01/2014          4,347
      2,650     Franklin County Health Care Facilities RB, Series 1997                      5.50        7/01/2017          2,676
      2,000     Housing Finance Agency Residential Mortgage RB, Series 2001D (NBGA)         5.10        9/01/2017          2,053
      1,000     State Univ. General Receipt Bonds, Series 2003B                             5.25        6/01/2017          1,104

                OKLAHOMA (0.4%)
      1,500     Building Bonds Commission GO, Series 2003A (INS)                            5.00        7/15/2018          1,639
                Holdenville Industrial Auth. RB,
      1,650       Series 1995 (PRE)                                                         6.60        7/01/2010          1,789
      3,250       Series 1995 (PRE)                                                         6.70        7/01/2015          3,529
                Valley View Hospital Auth. RB,
      1,315       Series 1996                                                               5.75        8/15/2006          1,358
      2,695       Series 1996                                                               6.00        8/15/2014          2,754

                OREGON (0.1%)
      2,000     Department of Administrative Services RB (INS)                              5.00        9/01/2013          2,227

                PENNSYLVANIA (2.1%)
     16,300     Allegheny County IDA RB, Series 1998                                        4.75       12/01/2032         17,587
      5,500     Higher Educational Facility Auth. RB, Series 1999A (INS)                    5.25        8/01/2014          6,055
                Montgomery County IDA RB,
     10,000       Series 1996B                                                              5.63       11/15/2012         10,576
      6,300       Series 2002A (INS)                                                        5.00       11/01/2011          6,959
      3,650       Series 2002A (INS)                                                        5.25       11/01/2014          4,125
     10,255     Philadelphia IDA RB, Series 1998A (LOC - First Union National Bank)         5.15        3/01/2019         10,264

                PUERTO RICO (3.5%)
                Commonwealth GO,
      6,000       Series 2003A (INS)                                                        5.50        7/01/2017          7,024
      6,000       Series 2003A (INS)                                                        5.50        7/01/2018          7,031
     10,000       Series 2005A                                                              5.25        7/01/2021         10,775
      6,000       Series 2005A                                                              5.25        7/01/2022          6,450
                Electric Power Auth. RB,
     12,000       Series 2002KK (INS)                                                       5.50        7/01/2016         13,990
      5,000       Series S                                                                  7.00        7/01/2006          5,341
      4,420       Series X (PRE)                                                            5.80        7/01/2009          4,591
      4,500       Series X (PRE)                                                            5.90        7/01/2010          4,677
      4,000       Series X (PRE)                                                            6.00        7/01/2011          4,159
      4,220       Series Z                                                                  5.50        7/01/2012          4,367
                Highway and Transportation Auth. RB,
      1,000       Series G (INS)                                                            5.25        7/01/2019          1,108
      1,000       Series G (INS)                                                            5.25        7/01/2020          1,106
     22,200     Housing Bank and Finance Agency RB                                          7.50       12/01/2006         23,528

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND (1.1%)
                Economic Development Corp. RB,
    $ 3,000       Series A (INS)                                                            5.00%       6/15/2014     $    3,305
      3,500       Series A (INS)                                                            5.00        6/15/2015          3,832
                Health and Educational Building Corp. RB,
      3,385       Series 1996 (INS)                                                         5.50        5/15/2012          3,666
      7,600       Series 1996 (INS)                                                         5.50        5/15/2016          8,216
      4,345       Series 1999A (LOC - Allied Irish Banks plc)                               5.88       11/15/2014          4,720
                Housing and Mortgage Finance Corp. Bond,
      1,220       Series 25A                                                                5.60       10/01/2017          1,220
      2,115       Series 37-A                                                               5.13        4/01/2017          2,234
      3,260     Housing and Mortgage Finance Corp. MFH RB, Series 1995A (INS)               5.70        7/01/2007          3,361

                SOUTH CAROLINA (0.9%)
     10,000     Berkeley County PCRB, Series 2003                                           4.88       10/01/2014         10,642
                Georgetown County Environmental Improvement RB,
      4,250       Series 2000A                                                              5.95        3/15/2014          4,802
      5,000       Series 2002A                                                              5.70        4/01/2014          5,557
      3,000     Marion County Hospital District RB, Series 1995 (INS)                       5.50       11/01/2015          3,133

                SOUTH DAKOTA (0.4%)
                Housing Development Auth. Bond,
      4,000       Series 2001D                                                              5.25        5/01/2017          4,262
      6,390       Series 2002A (INS)                                                        5.15       11/01/2020          6,718

                TENNESSEE (0.5%)
      3,000     Knox County Health, Educational, and Housing Facilities RB,
                  Series 1996 (INS)                                                         5.50        4/15/2011          3,208
      1,000     Nashville and Davidson County Health and Educational Facilities RB,
                  Series 1998 (INS)                                                         5.10        8/01/2019          1,041
        745     Shelby County Health Educational & Hospital RB (ETM)                        6.00        9/01/2016            875
      1,255     Shelby County Health Educational & Hospital RB (PRE)                        6.00        9/01/2016          1,473
        935     Shelby County Health Educational & Hospital RB (ETM)                        6.25        9/01/2018          1,111
      1,565     Shelby County Health Educational & Hospital RB (PRE)                        6.25        9/01/2018          1,864
      3,500     Springfield Health and Educational Facilities Hospital RB, Series 1998      5.25        8/01/2018          3,511

                TEXAS (11.1%)
      1,960     Alamo Community College District RB, Series 2001 (INS)                      5.00       11/01/2020          2,082
        710     Austin Airport System Prior Lien RB, Series 2003 (INS)                      5.25       11/15/2018            774
      5,410     Austin Higher Education Auth. RB, Series 1998                               5.13        8/01/2016          5,558
      5,610     Austin Utility Systems Subordinate Lien RB, Series 1998A (INS)              5.15(a)     5/15/2017          3,215
                Bastrop ISD GO,
      1,855       Series 1997 (NBGA)                                                        5.55(a)     2/15/2014          1,267
      3,030       Series 1997 (NBGA)                                                        5.55(a)     2/15/2015          1,961
      3,055       Series 1997 (NBGA)                                                        5.60(a)     2/15/2016          1,874
      3,155       Series 1997 (NBGA)                                                        5.60(a)     2/15/2017          1,829
     12,000     Bexar County Health Facilities Development Corp. RB, Series 1993
                  (ETM) (INS)                                                               5.88       11/15/2010         12,599
     32,925     Brazos River Auth. RB, Series 1999A                                         5.38        4/01/2019         33,647
      5,365     Cass County IDC PCRB, Series 1997B                                          5.35        4/01/2012          5,789
      9,440     Clint ISD Public Facility Corp. RB, Series 1999 (PRE)                       7.00        5/01/2019         10,907
      3,315     Comel ISD RB, Series 2005 (NBGA)(e)                                         5.00        2/01/2021          3,501
     10,410     Dallas Area Rapid Transit Senior Lien RB, Series 2001 (INS)(f)              5.00       12/01/2018         11,134
      5,000     Dallas ISD GO, Series 2004A (NBGA)                                          5.00        8/15/2022          5,320
                Edgewood ISD GO,
      1,450       Series 2001 (NBGA)                                                        4.90        8/15/2018          1,521
      1,520       Series 2001 (NBGA)                                                        4.88        8/15/2019          1,584

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
    $ 1,595       Series 2001 (NBGA)                                                        5.00%       8/15/2020     $    1,693
      1,675       Series 2001 (NBGA)                                                        5.00        8/15/2021          1,755
                Fort Worth Higher Education Finance Corp. RB,
        515       Series 1997A                                                              5.50       10/01/2006            529
        545       Series 1997A                                                              5.50       10/01/2007            565
        575       Series 1997A                                                              5.63       10/01/2008            593
      2,670       Series 1997A                                                              6.00       10/01/2012          2,729
      6,580     Fort Worth ISD Bonds, Series 2001 (NBGA)                                    5.00        2/15/2018          7,012
      6,200     Gulf Coast Waste Disposal Auth. RB, Series 1994                             5.70        5/01/2006          6,434
      5,855     Harris County GO, Series 2004B                                              5.00       10/01/2020          6,297
      2,070     Harrison County Health Facilities Development Corp. RB,
                  Series 1998 (INS)                                                         5.50        1/01/2018          2,162
                Houston ISD Public Facility Corp. RB (MLO),
      3,635       Series 1998A (INS)                                                        5.35(a)     9/15/2015          2,286
      2,635       Series 1998A (INS)                                                        5.38(a)     9/15/2016          1,568
      3,885       Series 1998A (INS)                                                        5.40(a)     9/15/2017          2,188
      4,955       Series 1998B (INS)                                                        5.35(a)     9/15/2015          3,116
      6,955       Series 1998B (INS)                                                        5.38(a)     9/15/2016          4,140
      3,000     Houston Public Improvement GO, Series 2003A-1 (INS)                         5.00        3/01/2019          3,197
      4,410     Jefferson County Health Facilities RB, Series 2001 (INS)                    5.20        8/15/2021          4,650
                Judson ISD GO,
      2,200       Series 2005B(e)                                                           5.00        2/01/2023          2,317
      1,500       Series 2005B(e)                                                           5.00        2/01/2024          1,572
                Laredo ISD Public Limited GO,
        460       Series 1998A                                                              5.06        2/01/2005            461
        480       Series 1998A                                                              5.06        2/01/2006            493
        505       Series 1998A                                                              5.06        2/01/2007            528
        530       Series 1998A                                                              5.06        2/01/2008            563
      3,830     Lewisville RB, Series 1998 (INS)                                            5.38        9/01/2015          4,124
      3,655     Marlin ISD Public Facility Corp. RB (MLO),
                  Series 1998 (acquired 7/22/1998; cost $3,715)(c)                          5.85        2/15/2018          3,838
     10,000     Midlothian Development Auth. Tax Increment RB, Series 2004                  6.00       11/15/2024         10,043
                Northside ISD GO,
      5,300       Series 2001 (NBGA)                                                        5.00        2/15/2017          5,664
      5,420       Series 2001 (NBGA)                                                        5.00        2/15/2018          5,776
     17,475     Plano ISD GO, Series 2001 (NBGA)                                            5.00        2/15/2019         18,569
     19,050     Port of Corpus Christi IDC PCRB, Series 1997B                               5.40        4/01/2018         19,695
     10,000     San Antonio Electric and Gas System RB, Series 2002                         5.38        2/01/2019         10,973
                State Water Financial Assistance Bonds GO,
      1,250       Series 2004C                                                              5.00        8/01/2015          1,378
      3,320       Series 2004C                                                              5.00        8/01/2016          3,633
                Tarrant Regional Water District RB,
      7,000       Series 2002 (INS)                                                         5.38        3/01/2016          7,773
      8,000       Series 2002 (INS)                                                         5.25        3/01/2017          8,776
      2,000       Series 2002 (INS)                                                         5.25        3/01/2019          2,190
      2,000       Series 2002 (INS)                                                         5.25        3/01/2020          2,176
      5,240     Texas Tech Univ. RB, Series 2003 (INS)                                      5.25        2/15/2017          5,766
                Tyler Health Facilities Development Corp. Hospital RB,
      3,555       Series 1993B                                                              6.63       11/01/2011          3,585
      3,895       Series 2003                                                               5.25        7/01/2011          4,235
      2,125       Series 2003                                                               5.25        7/01/2012          2,310
      1,500       Series 2003                                                               5.25        7/01/2013          1,624
                Univ. of Texas Board of Regents RB,
      4,500       Series 2001B (PRE)                                                        5.38        8/15/2017          5,091
      7,000       Series 2002B (NBGA)                                                       5.25        7/01/2018          7,693
                Wylie ISD GO,
      1,385       Series 2001 (NBGA)                                                        5.00(a)     8/15/2014            924
      1,690       Series 2001 (NBGA)                                                        5.10(a)     8/15/2015          1,069

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                UTAH (0.3%)
    $   195     Housing Finance Agency RB, Series 1985B                                     5.30%       7/01/2007     $      197
                Intermountain Power Agency RB,
      4,410       Series 1987A (ETM) (INS)                                                  5.00        7/01/2012          4,421
      4,000       Series 1997B (INS)                                                        5.75        7/01/2019          4,370

                VERMONT (0.1%)
      3,000     Educational and Health Buildings Financing Agency RB, Series 1998           5.50        7/01/2018          3,135

                VIRGINIA (1.8%)
     18,665     Chesapeake Port Facility IDA RB, Series 2004                                3.90        3/01/2013         18,547
                Public School Auth. Financing Bonds,
     10,000       Series 1999A                                                              5.13        8/01/2019         10,864
      5,510       Series 2000B                                                              5.00        8/01/2017          5,939
      5,000     Richmond Convention Center Auth. RB, Series 2000                            6.13        6/15/2020          5,627
                State Housing Development Auth. RB,
      1,700       Series 2002Z                                                              4.25        1/01/2016          1,743
      1,735       Series 2002Z                                                              4.25        7/01/2016          1,778
      1,775       Series 2002Z                                                              4.35        1/01/2017          1,821
      1,810       Series 2002Z                                                              4.35        7/01/2017          1,857

                WASHINGTON (1.6%)
                Health Care Facilities Auth. RB,
      3,255       Series 1997A (INS)                                                        5.13        8/15/2017          3,455
      2,500       Series 1998 (INS)                                                         5.25        8/15/2017          2,631
      2,500       Series 1998 (INS)                                                         5.30        8/15/2018          2,630
      6,185     Higher Education Facilities Auth. RB, Series 1998                           5.20       10/01/2017          6,445
      2,000     Housing Finance Commission RB, Series 1999 (INS)                            5.88        7/01/2019          2,195
      5,000     King County Housing Auth. RB, Series 1998A (INS)                            5.20        7/01/2018          5,114
     19,165     Seattle Municipal Light and Power Improvement and Refunding RB,
                  Series 2004 (INS)(e)                                                      4.50        8/01/2021         19,276

                WEST VIRGINIA (0.2%)
                School Building Auth. RB,
      2,690       Series 2004 (INS)                                                         5.25        1/01/2014          3,030
      1,615       Series 2004 (INS)                                                         5.25        7/01/2014          1,827

                WISCONSIN (0.9%)
      1,420     Green Bay Water Systems RB, Series 2004 (INS)                               5.00       11/01/2021          1,518
                Health and Educational Facilities Auth. RB,
      4,130       Series 1995A (Waukesha Memorial Hospital) (INS)                           5.25        8/15/2012          4,382
      5,000       Series 1998A (Wausau Hospital) (INS)                                      5.13        8/15/2020          5,311
      5,540     Housing and Economic Development Auth. RB, Series 2002G                     4.85        9/01/2017          5,814
      1,345     Kaukauna Area School District GO, Series 2001 (INS)                         4.85        3/01/2017          1,412
      5,000     State GO, Series 2004-4 (INS)                                               5.00        5/01/2017          5,433
                                                                                                                      ----------
                Total fixed-rate instruments (cost: $2,144,428)                                                        2,256,978
                                                                                                                      ----------
                PUT BONDS (14.3%)

                ARIZONA (0.3%)
      8,000     Maricopa County PCRB, Series 2003A                                          4.00        1/01/2038          8,132

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (0.7%)
    $ 3,000     Health Facilities Financing Auth. RB, Series 2004I                          4.95%       7/01/2026     $    3,147
                Statewide Communities Development Auth. RB,
      7,500       Series 1998A(d)                                                           5.25        5/15/2025          7,837
      8,270       Series 2002E (Kaiser Permanente)                                          4.70       11/01/2036          8,782

                DISTRICT OF COLUMBIA (0.1%)
      3,500     MedStar Univ. Hospital RB, Series 2001C (PRE)                               6.80        8/15/2031          3,676

                FLORIDA (1.2%)
     12,240     Coral Gables Health Facilities Auth. Hospital RB, Series 2004 (INS)         5.00        8/15/2034         13,171
                Housing Finance Agency MFH RB,
      3,890       Series 1996R-1 (INS)                                                      5.65       12/01/2026          3,995
      4,265       Series 1996S-1 (INS)                                                      5.65       12/01/2026          4,380
      5,000     Miami Dade County School Board COP, Series 2003B (INS)                      5.00        5/01/2031          5,461
      5,000     Palm Beach County Public Improvement RB, Series 2004 (INS)                  5.00       11/01/2030          5,454

                GEORGIA (0.3%)
      8,835     De Kalb County Housing Auth. MFH RB, Series 2001                            4.70       10/01/2031          9,123

                ILLINOIS (1.8%)
     15,000     Chicago Gas Supply RB, Series 2000B                                         4.75        3/01/2030         15,626
                Educational Facilities Auth. RB,
     10,000       Series 2000A (Art Institute Chicago)                                      4.45        3/01/2034         10,041
      7,500       Series 2002 (Field Museum)                                                4.75       11/01/2036          7,729
      1,900       Series 2002 (Field Museum)                                                3.90       11/01/2036          1,934
     13,820     Hoffman Estates MFH RB, Series 1996(f)                                      5.75        6/01/2021         13,996

                MICHIGAN (1.6%)
     15,000     Monroe County EDC RB, Series 1992CC (INS)                                   4.65       10/01/2024         15,969
     13,500     State COP (MLO), Series 2004A (INS)                                         5.00        9/01/2031         14,740
     10,550     Strategic Fund PCRB, Series 1995CC (INS)                                    4.85        9/01/2030         11,347

                MONTANA (0.2%)
      5,000     Forsyth PCRB, Series 1999A (INS)                                            5.00       10/01/2032          5,387

                NEW MEXICO (0.1%)
      3,320     Bernalillo County MFH RB, Series 1995 (Sunchase Apts.) (INS)                4.60       11/01/2025          3,344

                NEW YORK (3.0%)
     13,750     Dormitory Auth. RB, Series 2002B                                            5.25       11/15/2023         15,157
     15,000     Dormitory Auth. RB, State Univ., Series 2003B                               5.25        7/01/2032         16,608
      8,500     Hempstead Town IDA RB, Series 2001                                          5.00       12/01/2019          9,075
     34,475     Urban Development Corp. RB, Series 2002A                                    5.50        1/01/2017         38,424

                PENNSYLVANIA (0.4%)
                Philadelphia IDA RB,
      5,000       Series 1997A                                                              6.50       10/01/2027          5,157
      4,000       Series 1997B                                                              6.50       10/01/2027          4,126

                PUERTO RICO (1.7%)
     11,000     Commonwealth GO, Series 2004A                                               5.00        7/01/2030         11,832
     30,000     Public Finance Corp. RB, Series 2004A                                       5.75        8/01/2027         33,525

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE (0.1%)
    $ 2,100     Knox County Health, Educational, and Housing Facilities MFH RB,
                  Series 2001 (NBGA)                                                        4.90%       6/01/2031     $    2,195

                TEXAS (0.7%)
      3,510     Beaumont MFH Finance Corp. RB, Series 2001 (NBGA)                           4.70       12/15/2031          3,665
      6,000     Brazos River Auth. PCRB, Series D                                           5.40       10/01/2029          6,386
      5,250     Gateway Public Facility Corp. RB, Series 2004 (NBGA)                        4.55        7/01/2034          5,491
      3,810     Montgomery County Housing Finance Corp. MFH RB, Series 2001 (NBGA)          4.85        6/01/2031          3,881

                UTAH (0.6%)
                Salt Lake County MFH RB,
     10,240       Series 1995A-1 (INS)                                                      5.70       10/01/2025         10,370
      6,500       Series 1995B-1 (INS)                                                      5.70       10/01/2025          6,582

                WASHINGTON (0.5%)
                Chelan County Public Utility District No. 1 RB,
      5,650       Series 1993E (PRE)                                                        5.70        7/01/2068          5,754
      6,845       Series 1993E (PRE)                                                        5.70        7/01/2068          6,970

                WISCONSIN (0.4%)
      9,000     Madison IDRB, Series 2002B                                                  4.88       10/01/2027          9,598

                WYOMING (0.6%)
     15,000     Sweetwater County PCRB                                                      3.90       12/01/2014         14,683
                                                                                                                      ----------
                Total put bonds (cost: $371,591)                                                                         382,750
                                                                                                                      ----------
                PERIODIC AUCTION RESET BOND (0.5%)

                CALIFORNIA
     14,200     Statewide Communities Development Auth. COP, SAVRS (INS)
                  (cost: $14,200)                                                           5.80       12/01/2028         14,200
                                                                                                                      ----------
                VARIABLE-RATE DEMAND NOTES (1.3%)

                CALIFORNIA (0.1%)
                State Financing Auth. PCRB,
      1,200       Series 1996C (LOC - JPMorgan Chase Bank)                                  2.17       11/01/2026          1,200
        800       Series 1996E (LOC - JPMorgan Chase Bank)                                  2.20       11/01/2026            800
      1,000       Series 1996F (LOC - JPMorgan Chase Bank)                                  2.20       11/01/2026          1,000
        200     Statewide Communities Development Auth. RB,
                  Series 2001A (Concordia Univ. Irvine Project)
                  (LOC - U.S. Bank, N.A.)                                                   2.18       10/01/2031            200

                COLORADO (0.1%)
      1,925     Colorado Springs RB, Series 2003 (LOC - Wells Fargo Bank, N.A.)             1.99        3/15/2023          1,925
      1,550     Health Facilities Auth. RB, Series 2003
                  (LOC - Wells Fargo Bank, N.A.)                                            1.99       12/01/2020          1,550

                FLORIDA (0.2%)
      2,400     Lee Memorial Health System Hospital RB, Series 1997B                        2.18        4/01/2027          2,400
        100     Manatee County PCRB, Series 1994                                            2.17        9/01/2024            100
      1,650     Orange County School Board COP (MLO), Series 2000B (LIQ) (INS)              2.15        8/01/2025          1,650

                ILLINOIS (0.1%)
      3,800     Educational Facilities Auth. RB, Series 2001
                  (LOC - Harris Trust & Savings)                                            2.18       10/01/2031          3,800

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                               COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                                    RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA (0.0%)(g)
    $   350     St. Paul Housing and Redevelopment Auth. RB,
                  Series 2001 (LOC - Allied Irish Banks plc)                                1.99%       2/01/2026     $      350

                MISSOURI (0.1%)
                Health and Educational Facilities Auth. RB,
        400       Series 1999A (LOC - U.S. Bank, N.A.)                                      2.27        8/15/2024            400
      1,450       Series 2004A (LOC - Bank of America, N.A.)                                2.18        7/01/2029          1,450

                NEBRASKA (0.3%)
      4,700     Elementary and Secondary School Finance Auth. RB,
                  Series 2004A (LOC - Fifth Third Bank)                                     2.18        9/01/2029          4,700
      3,300     Lancaster County Hospital Auth. Health Facilities RB,
                  Series 2000A (LOC - La Salle National Bank, N.A.)                         2.19        7/01/2030          3,300

                NEW YORK (0.1%)
      4,075     Dormitory Auth. RB, Series 1993
                  (LOC - Landesbank Hessen-Thuringen)                                       2.17        7/01/2023          4,075

                SOUTH CAROLINA (0.1%)
      3,200     Greenville County Industrial RB, Series 1984
                  (LOC - Wells Fargo Bank, N.A.)                                            1.99        7/01/2014          3,200

                TEXAS (0.1%)
      1,795     Austin Higher Education Auth. RB, Series 2000
                  (LOC - JPMorgan Chase Bank)                                               2.18        4/01/2025          1,795

                VIRGINIA (0.1%)
      1,300     Loudoun County IDA RB, Series 2003A                                         2.17        2/15/2038          1,300
        100     Peninsula Ports Auth. Coal Terminal RB, Series 1987D
                  (LOC - U.S. Bank, N.A.)                                                   2.17        7/01/2016            100
                                                                                                                      ----------
                Total variable-rate demand notes (cost: $35,295)                                                          35,295
                                                                                                                      ----------

                TOTAL INVESTMENTS (COST: $2,565,514)                                                                  $2,689,223
                                                                                                                      ==========

18

 N O T E S
===========---------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service
               (the Service) approved by the Company's Board of Directors.
               The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

            3. Securities for which market quotations are not readily
               available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

         B. As of December 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2004, were $127,271,000 and $3,562,000, respectively, resulting in net unrealized appreciation of $123,709,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,684,560,000 at December 31, 2004, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

        (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon-rate column represents the effective yield at the date of purchase.

        (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Company's Board of Directors. The aggregate market value of this security at December 31, 2004, was $3,838,000, which represented 0.1% of the Fund's net assets.

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===========---------------------------------------------------------------------
            to Portfolio of INVESTMENTS
            (continued)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

        (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

        (e) When-issued security - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At December 31, 2004, the cost of securities purchased on a when-issued basis was $40,942,000.

        (f) At December 31, 2004, portions of these securities were segregated to cover when-issued purchases.

        (g) Represents less than 0.1% of net assets.

20

 N O T E S
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

             DIRECTORS       Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND       (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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48459-0205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    FEBRUARY 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.